Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) - Champion Connection [Member]	Jul. 01, 2013
CFO GB [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	30.00%
CFO MF [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	30.00%
CFO MF [Member] | Contingent Consideration [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	5.00%